Segment information	12 Months Ended
Dec. 31, 2017
Segment information
Segment information

6 Segment information

AstraZeneca is engaged in a single business activity of biopharmaceuticals and the Group does not have multiple operating segments. AstraZeneca's biopharmaceuticals business consists of the discovery and development of new products, which are then manufactured, marketed and sold. All of these functional activities take place (and are managed) globally on a highly integrated basis. These individual functional areas are not managed separately.

The SET, established and chaired by the CEO, is the vehicle through which he exercises the authority delegated to him from the Board for the management, development and performance of our business. It is considered that the SET is AstraZeneca's chief operating decision making body (as defined by IFRS 8). The operation of the SET is principally driven by the management of the commercial operations, R&D, and manufacturing and supply. In addition to the CEO, CFO, the General Counsel and the Chief Compliance Officer, the SET comprises ten Executive Vice Presidents representing IMED, MedImmune, Global Medicines Development, North America, Europe, International & GPPS, Asia Pacific, Oncology, Operations & Information Technology, and Human Resources. All significant operating decisions are taken by the SET. While members of the SET have responsibility for implementation of decisions in their respective areas, operating decision making is at SET level as a whole. Where necessary, these are implemented through cross-functional sub-committees that consider the Group-wide impact of a new decision. For example, product launch decisions would be initially considered by the SET and, on approval, passed to an appropriate sub team for implementation. The impacts of being able to develop, produce, deliver and commercialise a wide range of pharmaceutical products drive the SET decision making process.

In assessing performance, the SET reviews financial information on an integrated basis for the Group as a whole, substantially in the form of, and on the same basis as, the Group's IFRS Financial Statements. The high upfront cost of discovering and developing new products coupled with the relatively insignificant and stable unit cost of production means that there is not the clear link that exists in many manufacturing businesses between the revenue generated on an individual product sale and the associated cost and hence margin generated on a product. Consequently, the profitability of individual drugs or classes of drugs is not considered a key measure of performance for the business and is not monitored by the SET.

Resources are allocated on a Group-wide basis according to need. In particular, capital expenditure, in-licensing, and R&D resources are allocated between activities on merit, based on overall therapeutic considerations and strategy under the aegis of the Group's Early Stage Product Committees and a single Late Stage Product Committee.

Geographic areas

The following tables show information by geographic area and, for Total Revenue and property, plant and equipment, material countries. The figures show the Total Revenue, operating profit and profit before tax made by companies located in that area/country, together with segment assets, segment assets acquired, net operating assets, and property, plant and equipment owned by the same companies; export sales and the related profit are included in the area/country where the legal entity resides and from which those sales were made.

	Total Revenue
	2017	2016	2015
	$m	$m	$m
UK
External	3,240	1,849	2,176
Intra-Group	5,018	7,503	6,001
	8,258	9,352	8,177
Continental Europe
France	701	899	1,015
Germany	541	615	608
Italy	514	529	544
Spain	447	440	426
Sweden	842	1,522	645
Others	1,512	1,575	1,624
Intra-Group	3,862	4,108	4,664
	8,419	9,688	9,526
The Americas
Canada	482	495	530
US	6,666	7,828	9,949
Others	809	846	1,018
Intra-Group	2,446	3,487	2,167
	10,403	12,656	13,664
Asia, Africa & Australasia
Australia	377	385	435
China	2,955	2,650	2,548
Japan	2,172	2,145	1,985
Others	1,207	1,224	1,205
Intra-Group	41	85	46
	6,752	6,489	6,219
Continuing operations	33,832	38,185	37,586
Intra-Group eliminations	(11,367)	(15,183)	(12,878)
Total Revenue	22,465	23,002	24,708

Export sales from the UK totalled $5,917m for the year ended 31 December 2017 (2016: $8,421m; 2015: $6,851m).

	Operating (loss)/profit			(Loss)/profit before tax
	2017	2016	2015	2017	2016	2015
	$m	$m	$m	$m	$m	$m
UK	(694)	(526)	(743)	(1,146)	(950)	(1,113)
Continental Europe	2,482	3,695	3,412	1,918	3,136	3,023
The Americas	1,242	1,259	1,101	822	919	821
Asia, Africa & Australasia	647	474	344	633	447	338
Continuing operations	3,677	4,902	4,114	2,227	3,552	3,069

	Non-current assets			[1]	Total assets
	2017	2016	2015		2017	2016	2015
	$m	$m	$m		$m	$m	$m
UK	5,371	5,127	6,251		12,842	12,704	14,712
Continental Europe	16,305	15,731	8,690		18,962	18,174	10,636
The Americas	24,811	26,044	26,431		28,180	28,792	31,536
Asia, Africa & Australasia	1,024	917	937		3,370	2,856	3,172
Continuing operations	47,511	47,819	42,309		63,354	62,526	60,056

	Assets acquired			[2]	Net operating assets			[3]
	2017	2016	2015		2017	2016	2015
	$m	$m	$m		$m	$m	$m
UK	400	362	1,478		3,351	3,306	3,713
Continental Europe	629	8,494	653		10,228	8,479	3,704
The Americas	585	688	4,147		20,339	20,969	22,334
Asia, Africa & Australasia	138	129	172		1,198	1,030	1,458
Continuing operations	1,752	9,673	6,450		35,116	33,784	31,209
[1]	Non-current assets exclude deferred tax assets and derivative financial instruments.
[2]	Included in Assets acquired are those assets that are expected to be used during more than one period (property, plant and equipment, goodwill and intangible assets).
[3]	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, derivative financial instruments, retirement benefit obligations and non-operating receivables and payables.

	Property, plant and equipment
	2017	2016	2015
	$m	$m	$m
UK	1,455	1,026	1,024
Sweden	1,508	1,142	1,023
US	3,055	3,233	2,986
Rest of the world	1,597	1,447	1,380
Continuing operations	7,615	6,848	6,413

Geographic markets

The table below shows Product Sales in each geographic market in which customers are located.

	2017	2016	2015
	$m	$m	$m
UK	489	487	588
Continental Europe	4,712	4,987	5,180
The Americas	7,467	8,717	11,031
Asia, Africa & Australasia	7,484	7,128	6,842
Continuing operations	20,152	21,319	23,641

Product Sales are recognised when the significant risks and rewards of ownership have been transferred to a third party. In general this is upon delivery of the products to wholesalers. No wholesaler (2016: one; 2015: two) individually represented greater than 10% of Product Sales. The value of these transactions recorded as Product Sales were $nil (2016: $2,851m; 2015: $3,458m and $2,757m).